Changes in Balances of Accumulated Other Comprehensive Income by Component (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at beginning of year	$ 17,842	$ 13,676
Balance at end of year	24,032	17,842	$ 13,676
Foreign currency translation adjustments
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at beginning of year	(554)	(346)	853
Other comprehensive income (loss)	(159)	(208)	(288)
Amounts reclassified to net income			(911)
Net other comprehensive income (loss)	(159)	(208)	(1,199)
Balance at end of year	(713)	(554)	(346)
Unrealized gain (loss) on cash flow hedges
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at beginning of year	(278)	(84)	113
Other comprehensive income (loss)	(225)	(1,063)	(89)
Amounts reclassified to net income	423	869	(108)
Net other comprehensive income (loss)	198	(194)	(197)
Balance at end of year	(80)	(278)	(84)
Unrealized gain (loss) on marketable securities
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at beginning of year	101	112	117
Other comprehensive income (loss)	(13)	(5)	14
Amounts reclassified to net income	(42)	(6)	(19)
Net other comprehensive income (loss)	(55)	(11)	(5)
Balance at end of year	46	101	112
Defined benefit pension and postretirement plans
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at beginning of year	1,281	1,429	1,275
Other comprehensive income (loss)	2,881
Amounts reclassified to net income	(742)	(148)	154
Net other comprehensive income (loss)	2,139	(148)	154
Balance at end of year	3,420	1,281	1,429
Accumulated Other Comprehensive Income
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at beginning of year	550	1,111	2,358
Other comprehensive income (loss)	2,484	(1,276)	(363)
Amounts reclassified to net income	(361)	715	(884)
Net other comprehensive income (loss)	2,123	(561)	(1,247)
Balance at end of year	$ 2,673	$ 550	$ 1,111